UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                     FORM 13F

     INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
   SECTION 13(f)OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

              Report for the Calendar Year Ended December 31, 1999
                                                 -----------------

If amended report check here:  [  ]

                          Loews Corporation
------------------------------------------------------------------------------
Name of Institutional Investment Manager

                        667 Madison Avenue    New York     New York     10021
------------------------------------------------------------------------------
Business Address              (Street)        (City)        (State)     (Zip)

  Barry Hirsch, Senior Vice President          (212) 521-2920
------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
  Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned Institutional investment manager has caused this report to be
signed on its behalf in the City of          New York          and State of
                                    --------------------------
New York  on the     11th     day of    February    , 2000.
--------         ------------        ---------------


                                   Loews Corporation
                                   -------------------------------------------
                                   (Name of Institutional Investment Manager)


                                   By:  /s/ Barry Hirsch
                                   -------------------------------------------
                                   (Manual Signature of Person Duly Authorized
                                             to Submit This Report)

Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report):
(List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                      13F File No.:  Name:                    13F File
No.:
-------------------------- -------------  ------------------------ -----------
1.     None                               6.
-------------------------- -------------  ------------------------ -----------
2.                                        7.
-------------------------- -------------  ------------------------ -----------
3.                                        8.
-------------------------- -------------  ------------------------ -----------
4.                                        9.
-------------------------- -------------  ------------------------ -----------
5.                                        10.
-------------------------- -------------  ------------------------ -----------

                                Page 1 of 9 Pages

                                Loews Corporation

                                    FORM 13F

                            Report for the Year Ended

                               December 31, 1999




  Loews Corporation ("Loews"), by virtue of its approximately 86% ownership of voting securities of CNA Financial Corporation whose business address is CNA Plaza, Chicago, Illinois 60685 ("CNA"), may be deemed to have investment discretion regarding certain securities (the "CNA Securities") as to which investment discretion is deemed to be exercised by CNA. Pursuant to General Instruction B of Form 13F, CNA is reporting on behalf of Loews regarding the CNA Securities.

  Mr. Laurence A. Tisch and Mr. Preston R. Tisch own in the aggregate approximately 34% of the outstanding Common Stock of Loews. Mr. Laurence A. Tisch and Mr. Preston R. Tisch are the Co-Chairman of the Board of Loews. Laurence A. Tisch and Preston R. Tisch are brothers and may be deemed to be control persons of Loews.

                                Page 2 of 9 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Agnico Eagle
 Mines Ltd.       Common  008474108 $     8,029   1,079,500     X                                     1,079,500

Angeion Corp.   SR NT CV  03462HAA5       1,381   2,500,000     X                                     2,500,000
                  ACD 03

Amcast Ind.
 Corp.            Common  023395106         983      60,000     X                                        60,000

Apex Silver       Common  G04074103       4,008     334,000     X                                       334,000
 Mines Ltd.

Archer Daniels    Common  039483102       2,425     200,000     X                                       200,000
 Midland Co.

Barrick Gold
 Corp.            Common  067901108      22,109   1,250,000     X                                     1,250,000

Battle Mountain   Common  071593107       1,238     600,000     X                                       600,000
 Gold Co.

Beckman Coulter   Common  075811109       1,018      20,000     X                                        20,000
 Inc.

Biogen Inc.       Common  090597105       1,479      17,500     X                                        17,500

Boeing Co.        Common  097023105       4,765     115,000     X                                       115,000

CNA Financial     Common  126117100   6,208,876 159,457,480     X                                   159,457,480
 Corp.

Cadiz Inc.        Common  127537108       4,569     480,900     X                                       480,900

Cambior Inc.      Common  13201L103         431     300,000     X                                       300,000

Caterpillar Inc.  Common  149123101         471      10,000     X                                        10,000

CHUBB Corp.       Common  171232101       2,253      40,000     X                                        40,000

Coca Cola         Common  191219104         805      40,000     X                                        40,000
 Enterprises

                                    -----------
                          TOTAL     $ 6,264,840
                                    -----------
                                                     Page 3 of 9 Pages

Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Consolidated      Common  209232107 $       159      20,000     X                                        20,000
 Frtwys Corp.

Continental       Common  210795308       4,185      94,300     X                                        94,300
 Airlines          CL B

Delta Airlines    Common  247361108       9,813     197,000     X                                       197,000

Diamond Offshore  Common  25271C102   2,142,431  70,100,000     X                                    70,100,000

DuPont E.I. De    Common  263534109       1,976      30,000     X                                        30,000
 Nemours & Co.

FDX Corp.         Common  31304N107       6,141     150,000     X                                       150,000

Furniture Brands  Common  360921100       1,568      71,250     X                                        71,250
 International

Glamis Gold Ltd.  Common  376775102       1,813   1,000,000     X                                     1,000,000

Homestake Mining  Common  437614100      34,930   4,471,000     X                                     4,471,000

Houston Explora-  Common  442120101       1,288      65,000     X                                        65,000
 tion Company

IDT Corp.         Common  448947101       3,656     193,700     X                                       193,700

IMC Global Inc.   WT      449669118           1      11,111     X                                        11,111
                  122200

Kinross Gold
 Corp.            Common  496902107       1,950   1,040,000     X                                     1,040,000

Knightsbridge     Common  G5299G106       1,141      84,500     X                                        84,500
 Tankers Ltd.

Landamerica       Common  514936103       3,741     203,600     X                                       203,600
 Financial Group
                                    -----------
                          TOTAL     $ 2,214,793
                                    -----------




                                             Page 4 of 9 Pages

Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Med-Design Corp.  Common  583926100 $       293      20,000     X                                        20,000

Metromedia Int'l. Common  591695101         239      50,213     X                                        50,213
 Group Inc.

Mine Safety       Common  602720104       1,024      16,000     X                                        16,000
 Appliances Co.

Navistar Int'l.   Common  63934E108         470      10,000     X                                        10,000
 Corp.

On Command Corp.  Common  682160106       1,374      74,287     X                                        74,287

On Command Corp.  WTS B   682160122         145      23,697     X                                        23,697
                  100703

Perrigo Co.       Common  714290103         800     100,000     X                                       100,000

Pixar Inc.        Common  725811103       1,415      40,000     X                                        40,000

Placer Dome Inc.  Common  725906101      21,016   1,955,000     X                                     1,955,000

Pfizer, Inc.      Common  717081103       1,466      45,200     X                                        45,200

Potash Corp.      Common  73755L107       1,031      21,400     X                                        21,400
 Sask Inc.

Stillwater Mining Common  86074Q102      11,754     368,750     X                                       368,750
 Co.

TVX Gold Inc.     Common  87308K101       2,025   2,700,000     X                                     2,700,000

Telefonos De    SPON ADR  879403780       4,500      40,000     X                                        40,000
 Mexico SA       ORD L

Tetra Tech. Inc.  Common  88162F105         923      60,000     X                                        60,000

Texas Industries  Common  882491103         851      20,000     X                                        20,000
 Inc.

                                    -----------
                          TOTAL     $    49,326
                                    -----------

                                             Page 5 of 9 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None



Thermedics Inc.   Common  883901100 $     1,087     200,000     X                                       200,000

Thermo Cardio     Common  88355K200       1,378     210,000     X                                       210,000
 Systems Inc.

Thermo Cardio     SbDbCv
 System           144A 04 88355KAA9         820   1,000,000     X                                     1,000,000

Thermo Electron   Common  883556102       1,155      77,000     X                                        77,000
 Corp.

Thermo Electron   SubDbCv 883556AF9         856   1,000,000     X                                     1,000,000
 Corp.            144A 03

Thermotrex Corp.  SubDbCv 883666AA7         330     500,000     X                                       500,000
                  3.25% 07

Tyco Int'l.       Common  902124106         780      20,000     X                                        20,000
 Ltd.

Windmere-Durable  Common  973411101       1,360      80,000     X                                        80,000
 Holdings, Inc.

USG Corp.         Common  903293405       6,715     142,500     X                                       142,500

AMR Corp.         Common  001765956       3,350      50,000(p)  X                                        50,000(p)

Barrick Gold
 Corp.            Common  067901908       4,422     250,000(c)  X                                       250,000(c)

Barrick Gold
 Corp.            Common  067901958      16,803     950,000(p)  X                                       950,000(p)

Beckman Coulter,  Common  075811959       1,018      20,000(p)  X                                        20,000(p)
 Inc.

Biogen Inc.       Common  090597955       1,479      17,500(p)  X                                        17,500(p)

Boeing Co.        Common  097023905         414      10,000(c)  X                                        10,000(c)

                                    -----------
                          TOTAL     $    41,967
                                    -----------

                                             Page 6 of 9 Pages

Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Boeing            Common  097023955 $     5,801     140,000(p)  X                                       140,000(p)

Cadiz Inc.        Common  127537908          95      10,000(c)  X                                        10,000(c)

Caterpillar Inc.  Common  149123951       8,471     180,000(p)  X                                       180,000(p)
 Del.

Chase Manhattan   Common  16161A958       7,769     100,000(p)  X                                       100,000(p)
 Corp.

Chubb Corp.       Common  171232901       1,126      20,000(c)  X                                        20,000(c)

Chubb Corp.       Common  191232951       2,816      50,000(p)  X                                        50,000(p)

Delta Airlines    Common  247361958       2,989      60,000(p)  X                                        60,000(p)

Disney Walt Co.   Common  254687906      65,813   2,250,000(c)  X                                     2,250,000(c)

Disney Walt Co.   Common  254687956     119,574   4,088,000(p)  X                                     4,088,000(p)

Dow Chemical Co.  Common  260543953       9,354      70,000(p)  X                                        70,000(p)

DuPont E I De     Common  263534909       1,318      20,000(c)  X                                        20,000(c)
 Nemours & Co.

DuPont E I De     Common  263534959       4,611      70,000(p)  X                                        70,000(p)
 Nemours & Co.

Exxon Mobil Corp. Common  30231G952      11,279     140,000(p)  X                                       140,000(p)

FDX Corp.         Common  31304N957       8,188     200,000(p)  X                                       200,000(p)

General Electric  Common  369604953      40,235     260,000(p)  X                                       260,000(p)
 Corp.

Homestake Mining  Common  437614900      14,453   1,850,000(c)  X                                     1,850,000(c)

Homestake Mining  Common  437614950       9,141   1,170,000(p)  X                                     1,170,000(p)

Merrill Lynch     Common  590188958       8,331     100,000(p)  X                                       100,000(p)
 & Co. Inc.
                                    -----------
                          TOTAL     $   321,364
                                    -----------

                                             Page 7 of 9 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None



Minn. Mng. & Man. Common  604059955 $     7,830      80,000(p)  X                                        80,000(p)

Navistar Int'l,   Common  63934E958       1,880      40,000(p)  X                                        40,000(p)
 Corp.

Nike, Inc.        Common  654106953       2,478      50,000(p)  X                                        50,000(p)

Pfizer, Inc.      Common  717081953       1,946      60,000(p)  X                                        60,000(p)

Placer Dome       Common  725906901       4,838     450,000(c)  X                                       450,000(c)

Placer Dome       Common  725906951       4,569     425,000(p)  X                                       425,000(p)

Potash Corp.      Common  73755L957       3,855      80,000(p)  X                                        80,000(p)
 Sask Inc.

Schlumberger Ltd. Common  806857958       2,245      40,000(p)  X                                        40,000(p)

Amazon.Com Inc.   Common  023135906         761      10,000(c)  X                                        10,000(c)

America Online    Common  02364J954       6,070      80,000(p)  X                                        80,000(p)

Beringer Wine     Common  084102952         798      20,000(p)  X                                        20,000(p)
 Estate Holdings

CDW Computer      Common  125129956       2,359      30,000(p)  X                                        30,000(p)
 Centers Inc.

Carnival Corp.    Common  143658952       1,913      40,000(p)  X                                        40,000(p)

Clear Channel     Common  184502952      16,065     180,000(p)  X                                       180,000(p)
 Communications

Coca Cola         Common  191219954         850      40,000(p)  X                                        40,000(p)
 Enterprises

Dendrite Intl.    Common  248239955         678      20,000(p)  X                                        20,000(p)
 Inc.

Gateway Inc.      Common  367626958       5,765      80,000(p)  X                                        80,000(p)
                                    -----------
                          TOTAL     $    64,900
                                    ===========

                                             Page 8 of 9 Pages

Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None



Intel             Common  458140950 $     3,293      40,000(p)  X                                        40,000(p)

IBM               Common  459200951       2,160      20,000(p)  X                                        20,000(p)

Ivillage Inc.     Common  46588H905         405      20,000(c)  X                                        20,000(c)

Johnson & Johnson Common  478160954         933      10,000(p)  X                                        10,000(p)

Microstrategy     Common  594972901       2,100      10,000(c)  X                                        10,000(c)
 Inc.

Micron Tech.      Common  595112903         781      10,000(c)  X                                        10,000(c)

Micron Tech.      Common  595112953       3,906      50,000(p)  X                                        50,000(p)

New Era of        Common  644312900       1,429      30,000(c)  X                                        30,000(c)
 Networks Inc.

Nvidia Corp.      Common  67066G904         939      20,000(c)  X                                        20,000(c)

Pixar Inc.        Common  725811953         708      20,000(p)  X                                        20,000(p)

Priceline.Com     Common  741503906         474      10,000(c)  X                                        10,000(c)

Tyco Intl Ltd.    Common  902124956         780      20,000(p)  X                                        20,000(p)

US Airways Group  Common  911905957         962      30,000(p)  X                                        30,000(p)

USG Corp.         Common  903293905       1,414      30,000(c)  X                                        30,000(c)

Verity Inc.       Common  92343C906         851      20,000(c)  X                                        20,000(c)

Windmere Durable  Common  973411901         680      40,000(c)  X                                        40,000(c)
 Holdings Inc.

Yahoo Inc.        Common  984332906       3,245       7,500(c)  X                                         7,500(c)
                                    -----------
                          TOTAL     $    25,060
                                    -----------
                AGGREGATE TOTAL     $ 8,982,250
                                    ===========


                                             Page 9 of 9 Pages